Summary of Significant Accounting Policies (Details) - Schedule of fair value measurements for both the public and private placement - Spartacus Acquisition Corp [Member] - $ / shares				5 Months Ended
	Jun. 30, 2021	Dec. 31, 2020	Oct. 19, 2020	Dec. 31, 2020
Public Warrants [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value measurements for both the public and private placement [Line Items]
Stock Price			$ 9.46
Strike Price			$ 11.5
Term (in years)			7 years
Risk-free rate			0.30%
Dividend yield			0.00%
Redemption price			$ 18
Fair value of warrants			$ 1.05
Public Warrants [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value measurements for both the public and private placement [Line Items]
Volatility (pre/post business combination)			10.00%
Public Warrants [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value measurements for both the public and private placement [Line Items]
Volatility (pre/post business combination)			22.00%
Private Placement [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value measurements for both the public and private placement [Line Items]
Stock Price	$ 10.05	$ 10.06	$ 9.46	$ 10.06
Strike Price	$ 11.5	$ 11.5	$ 11.5	$ 11.5
Term (in years)	5 years 3 months 18 days	6 years 3 months 18 days	7 years	7 years
Risk-free rate	0.90%	0.40%	0.30%	0.40%
Dividend yield	0.00%	0.00%	0.00%	0.00%
Redemption price
Fair value of warrants	$ 1.42	$ 1.35	$ 1.09	$ 1.35
Private Placement [Member] | Minimum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value measurements for both the public and private placement [Line Items]
Volatility (pre/post business combination)	12.00%	10.00%	10.00%	10.00%
Private Placement [Member] | Maximum [Member]
Summary of Significant Accounting Policies (Details) - Schedule of fair value measurements for both the public and private placement [Line Items]
Volatility (pre/post business combination)	20.00%	25.00%	22.00%	25.00%